Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,778	$ 191
Prepaid expenses and other current assets	541	69
Digital assets	1,445
Total current assets	3,764	260
Deferred offering costs		2,757
Property and equipment, net	8
Other non-current assets	3	56
Total assets	3,775	3,073
Current liabilities:
Accounts payable	7,345	4,954
Excise tax payable	1,953
Accrued expenses and other current liabilities	5,981	3,968
Convertible notes payable (including notes payable to related parties of $4,160 and $25,056 as of December 31, 2025 and 2024, respectively)	4,202	45,921
Promissory notes and other (including notes payable to related parties of $400 and $850 as of December 31, 2025 and 2024, respectively)	1,346	910
PPP loan	1,390	1,376
Total current liabilities	22,258	57,129
Warrant liabilities at fair value	298
Loans payable at fair value	7,877
Total liabilities	30,433	57,129
Commitments and contingencies (Note 7)
Convertible Preferred Stock:
Total convertible preferred stock		65,149
Stockholders’ Deficit:
Common stock: $0.0001 par value – 600,000,000 authorized shares at December 31, 2025 and 2024, and 1,232,052 and 25,844 shares issued and outstanding at December 31, 2025 and 2024, respectively
Additional paid-in capital	134,123	5,753
Accumulated deficit	(160,781)	(124,958)
Total stockholders’ deficit	(26,658)	(119,205)
Total liabilities and stockholders’ deficit	3,775	3,073
Series A convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock		5,231
Series B convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock		13,701
Series C/C-1 convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock		46,217
Undesignated preferred stock
Stockholders’ Deficit:
Undesignated preferred stock: $0.0001 par value – 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2025 and 2024
Related Party
Current liabilities:
Due to related party	$ 41